Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Related party transactions

27	Related party transactions
Remuneration of key management personnel
The remuneration of the directors (excluding non-executive directors) and executive officers, who are considered to be key management personnel of the Group, is set out below in aggregate for each of the categories specified in IAS 24, ‘Related Party Disclosures’. These expenses are included in the ‘General and administrative expenses’ line item within the Consolidated Statement of Profit or Loss and Other Comprehensive Income.

	2024 € '000s	2023 € '000s	2022 € '000s
Short term employee benefits	14,459	9,208	5,388
Restricted Stock Units ("RSUs") Awards	3,634	3,267	1,487
	18,093	12,475	6,875
Key management personnel services were also provided by Whitfield Management Limited. Amounts paid to Whitfield Management Limited for these services for the year ended December 31, 2024 amounted to €1.8 million (2023: €2.1 million; 2022: €2.2 million).